UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	January 30, 2007

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	53
Form 13F Information Table Value Total:	$86,849

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TRUST S & P 500 INDEX                   464287200      205 1445.0000SH       SOLE                1445.0000
3M COMPANY                     COM              604059105      403     5175 SH       SOLE                     5175
ABBOTT LABORATORIES            COM              002824100     2853    58569 SH       SOLE                    58569
ALLTEL CORP                    COM              020039103     1348    22289 SH       SOLE                    22289
AMERICAN INTERNATIONAL GROUP   COM              026874107     3001    41877 SH       SOLE                    41877
AMERICAN POWER CONVERSION      COM              029066107      278     9100 SH       SOLE                     9100
ANHEUSER-BUSCH COMPANIES, INC. COM              035229103     2400    48775 SH       SOLE                    48775
AT&T INC                       COM              00206r102      438    12239 SH       SOLE                    12239
BANK OF AMERICA CORP           COM              060505104      543    10169 SH       SOLE                    10169
CHEVRONTEXACO CORPORATION      COM              166751107      469     6378 SH       SOLE                     6378
CISCO SYSTEMS INC              COM              17275R102     2249    82275 SH       SOLE                    82275
CITIGROUP                      COM              172967101      677    12148 SH       SOLE                    12148
COCA COLA CO                   COM              191216100      246     5101 SH       SOLE                     5101
CULLEN FROST BANKERS           COM              229899109     2653    47535 SH       SOLE                    47535
CVS CORP.                      COM              126650100      862    27900 SH       SOLE                    27900
DISNEY WALT HOLDING CO         COM              254687106     3148    91855 SH       SOLE                    91855
DRS TECHNOLOGIES, INC.         COM              23330x100     3289    62425 SH       SOLE                    62425
ECHELON CORPORATION            COM              27874n105      209    26090 SH       SOLE                    26090
EMC CORP MASS                  COM              268648102     1299    98400 SH       SOLE                    98400
EXXON MOBIL CORP               COM              302290101     1017    13274 SH       SOLE                    13274
FANNIE MAE                     COM              313586109     1427    24035 SH       SOLE                    24035
FOREST OIL CORPORATION         COM              346091606     2472    75650 SH       SOLE                    75650
GENERAL ELECTRIC CO            COM              369604103     3873   104095 SH       SOLE                   104095
HALLIBURTON CO                 COM              406216101      300     9650 SH       SOLE                     9650
HOME DEPOT                     COM              437076102     2856    71110 SH       SOLE                    71110
HUNT J B TRANSPORT SERVICES    COM              445658107      263    12650 SH       SOLE                    12650
ILLINOIS TOOL WORKS INC        COM              452308109     2097    45410 SH       SOLE                    45410
INTEL CORP                     COM              458140100     1460    72114 SH       SOLE                    72114
INTERNATIONAL BUSINESS MACHINE COM              459200101     1028    10583 SH       SOLE                    10583
JACOBS ENGINEERING GROUP, INC. COM              469814107     2045    25075 SH       SOLE                    25075
JOHNSON CONTROLS               COM              478366107     3064    35665 SH       SOLE                    35665
KIMBERLY CLARK CORP            COM              494368103     1964    28910 SH       SOLE                    28910
LONE STAR LIQUIDATING TRUST    COM              54229r102        4  1404410 SH       SOLE                  1404410
MARINER ENERGY, INC.           COM              56845t305      325    16584 SH       SOLE                    16584
MEDTRONIC, INC.                COM              585055106     3092    57790 SH       SOLE                    57790
MICROSOFT CORP                 COM              594918104     2712    90812 SH       SOLE                    90812
NIKE, INC. CLASS B             COM              654106103     2998    30275 SH       SOLE                    30275
NMC, INC.                      COM              629196106        1   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      482     7700 SH       SOLE                     7700
PFIZER INC                     COM              717081103     1460    56389 SH       SOLE                    56389
PHILADELPHIA CONSOLIDATED HLDG COM              717528103     3640    81685 SH       SOLE                    81685
PROCTER & GAMBLE CO            COM              742718109      256     3990 SH       SOLE                     3990
REGIONS FINANCIAL CORPORATION  COM              7591EP100     1600    42771 SH       SOLE                    42771
S&P 500 INDEX DEPOSITORY RECEI COM              78462F103      290     2050 SH       SOLE                     2050
SCHERING PLOUGH CORP           COM              806605101     1553    65695 SH       SOLE                    65695
SOUTH FINANCIAL GROUP, INC.    COM              837841105     1907    71725 SH       SOLE                    71725
TARGET STORES                  COM              87612E106     2485    43565 SH       SOLE                    43565
THE CHARLES SCHWAB CORP        COM              808513105     1095    56612 SH       SOLE                    56612
THERMO FISHER SCIENTIFIC, INC. COM              883556102     2971    65600 SH       SOLE                    65600
UNITEDHEALTH GROUP, INC.       COM              91324P102     2363    43975 SH       SOLE                    43975
WAL MART STORES INC            COM              931142103     4050    87702 SH       SOLE                    87702
WRIGHT MEDICAL GROUP INC       COM              98235t107     2786   119665 SH       SOLE                   119665
XTO ENERGY, INC.               COM              98385X106      342     7275 SH       SOLE                     7275